Filed with the U.S. Securities and Exchange Commission on February 26, 2018

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No. ____	☐
Post‑Effective Amendment No.818	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 820	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6872

Douglas G. Hess, President and Chief Executive
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 28, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 818 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended October 31, 2017, for the Trust’s series:  Edgar Lomax Value Fund.

EDGAR LOMAX VALUE FUND
A series of Advisors Series Trust

Investor Class:  LOMAX

PROSPECTUS

February 28, 2018

This Prospectus describes the Edgar Lomax Value Fund (the "Fund"), a separate series of Advisors Series Trust (the "Trust").  The Fund invests in value stocks for long-term capital growth while providing some income.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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EDGAR LOMAX VALUE FUND

SUMMARY SECTION

Investment Objective
The Fund seeks long-term capital growth while providing some income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.02%
Less: Fee Waiver and Expense Reimbursement(1)	-0.32%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.70%

(1)
The Edgar Lomax Company (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 0.70% of the Fund's average daily net assets (the "Expense Cap").  The Expense Cap will remain in effect through at least February 27, 2019, and may be terminated only by the Trust's Board of Trustees (the "Board").  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.  In addition, the Advisor has voluntarily agreed to waive a portion of its management fee contingent upon the Fund's performance versus the S&P 500® Value Index.  If the Advisor waives management fees under this arrangement, it has also agreed to absorb all Fund expenses, other than management fees, AFFE, interest, taxes and extraordinary expenses.  The Advisor has agreed to continue this voluntary waiver arrangement through at least February 27, 2019.  While this voluntary waiver arrangement may be discontinued at any time after February 27, 2019, the Advisor has no current intention of doing so.  With the voluntary waiver arrangement, actual Total Annual Fund Operating Expenses were 0.50% for the fiscal year ended October 31, 2017.  For more information, please see the "Management Fee and Voluntary Fee Waiver" section in the statutory prospectus.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$293	$532	$1,219

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 37.01% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Advisor uses a disciplined approach to select stocks for the Fund's portfolio that it believes are undervalued and have prospects for continued consistent growth.  The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

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The Fund invests primarily in large, well-recognized companies.  Currently, the Advisor expects the Fund's portfolio to hold at least 20% of the stocks comprising the Standard & Poor's ("S&P") 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries.  Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, exchange-traded funds ("ETFs"), rights and warrants.

The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.

Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan.  The Fund cannot guarantee that it will achieve its investment objectives.  You may lose money by investing in the Fund.  The Fund is subject to the following principal risks:

Equity Securities Risk.  The value of the Fund's shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Management Risk.  The skill of the Advisor will play a significant role in the Fund's ability to achieve its investment objectives.

Value Style Risk.  "Value" investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the annual return for the Fund from year to year.  The table shows how the Fund's average annual returns for 1-year, 5-years, and 10-years compare with those of a broad measure of market performance, as well as two indices that reflect the large-cap value segment of the market.  The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.edgarlomax.com or toll-free at 1‑866‑205‑0524.

Annual Total Returns as of December 31

During the period of time displayed in the bar chart, the Fund's best quarter was the third quarter 2009, up 17.36%, and its worst quarter was the fourth quarter 2008, down -20.88%.

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Average Annual Total Returns
For the periods ended December 31, 2017
Edgar Lomax Value Fund	One Year	Five Years	Ten Years
Return Before Taxes	19.48%	14.97%	7.82%
Return After Taxes on Distributions	17.17%	12.83%	6.58%
Return After Taxes on Distributions and Sale of Fund Shares	12.91%	11.62%	6.09%
S&P 500® Index (reflects no deduction for fees, taxes, or expenses)	21.83%	15.79%	8.50%
S&P 500® Value Index (reflects no deduction for fees, taxes, or expenses)	15.36%	14.24%	6.80%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	16.06%	13.99%	6.86%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Management
Investment Advisor.  The Edgar Lomax Company is the investment advisor to the Fund.

Portfolio Managers.  Randall R. Eley, President and Chief Investment Officer of the Advisor, and Phillip A. Titzer, Senior Vice President and a Portfolio Manager for the Advisor, are the Fund's portfolio managers.  They have managed the Fund since its inception in December 1997.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Edgar Lomax Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1‑866‑205‑0524, or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
IRAs, Coverdell Education Savings Accounts, and Automatic Investment Plans	$1,000	$100

Tax Information
The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS INFORMATION

Principal Investment Strategies
In buying and selling securities for the Fund, the Advisor uses a disciplined approach to select stocks that it believes are undervalued and have prospects for continued consistent growth.  The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund invests primarily in large, well-recognized companies.  Currently, the Advisor expects the Fund's portfolio to hold at least 20% of the stocks comprising the S&P 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries.  In the absence of substantial cash inflows or outflows, the Advisor does not generally expect the Fund's annual portfolio turnover rate to exceed 50%.

Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, ETFs, rights and warrants.

The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.

If the Advisor believes that market, economic, political or other conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments.  At such times, the Fund would not be seeking long-term capital growth.  Furthermore, to the extent that the Fund invests in money market mutual funds and ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such investment companies' management fees and operational expenses.

Related Risks

Equity Securities Risk
The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.  Prices of common stocks move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, interest rates, investor perception and anticipated events, as well as the activities of the particular issuer.  Equity market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Because the Fund invests in equity securities, its share price may change daily in response to stock market movements.

General Market Risk
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Management Risk
Your investment in the Fund varies with the success or failure of the Advisor's investment strategies, research, analysis and determination of portfolio securities.  If the Advisor's investment strategies do not produce the expected results, your investment could be diminished.

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Value Style Risk
The Fund follows a "value" investment style, and there is the risk that value investing, in general, may be out of favor in the market for a period of time.  During such times, value stocks may underperform the market as a whole and other types of stocks.  In addition, stocks judged by the Advisor to be undervalued may actually be appropriately priced.

Portfolio Holdings Information
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").  A complete listing of the Fund's portfolio holdings is available on the Fund's website at www.edgarlomax.com at the end of each calendar quarter with a 15-day lag time and the Fund's top ten holdings are available on the Fund's website at the end of each month with a 7-day lag time.  Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.

MANAGEMENT OF THE FUND

The Advisor and the Fund's Portfolio Managers
The Edgar Lomax Company, the Fund's investment advisor, is located at 5971 Kingstowne Village Parkway, Suite 240, Alexandria, Virginia 22315, and has provided asset management services to individuals and institutional investors since 1986.  Randall R. Eley is the President and Chief Investment Officer of the Advisor and a Portfolio Manager of the Fund, and he has been active in investment management with the Advisor since its founding in 1986.  Phillip A. Titzer, a Senior Vice President and Portfolio Manager for the Advisor, is principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Titzer has worked for the Advisor since 1996.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation, the Fund pays the Advisor a monthly management fee of 0.55% of the Fund's average daily net assets.  For the fiscal year ended October 31, 2017, the Advisor was entitled to receive management fees of 0.28% of the Fund's average daily net assets, net of the contractual management fee waiver.  After the additional voluntary management fee waiver, the Advisor was entitled to receive 0.18% of the Fund's average daily net assets.  After the Advisor's voluntary payment of Fund expenses, as explained below, the Advisor received 0.03% of the Fund's average daily net assets.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Fund's semi-annual report to shareholders dated April 30, 2017, for the period November 1, 2016 through April 30, 2017.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Management Fee and Voluntary Fee Waiver
The Fund pays the Advisor monthly compensation computed daily at the annual rate of 0.55% of the Fund's average daily net assets.  In addition to the indefinite contractual waiver between the Advisor and the Trust, the Advisor has also agreed to voluntarily waive a portion of its management fees due from the Fund based upon the Fund's 3-year and 5-year average annual total return versus the S&P 500® Value Index.  The Advisor intends to waive a portion of its management fee whenever, as of the end of each month, the Fund's 3-year or 5-year average annual total return is less than that of the S&P 500® Value Index for the corresponding period.  Further, if the Advisor waives management fees for any month under these circumstances, the Advisor has also voluntarily agreed to absorb all Fund expenses, other than management fees, AFFE, interest, taxes and extraordinary expenses.  While the Advisor may discontinue its voluntary waiver at any time after February 27, 2019, it has no current intention of doing so.  Under these conditions, the management fee will be as follows:

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Fund Assets	Reduced Management Fee (3-year and/or 5-year performance)	"Other Expenses" Cap	"Total Annual Fund Operating Expenses" Limitation
All Assets	0.50%	0.00%	0.50%

For the fiscal year ended October 31, 2017, there was an additional voluntary management fee waiver and payment of Fund expenses in the aggregate of $198,302.

SHAREHOLDER INFORMATION

How Does the Fund Price its Shares?
The price of the Fund's shares is its net asset value ("NAV") per share.  The NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/ # of shares = NAV per share).  The NAV per share takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.  In calculating this, the Fund values its portfolio securities at current market value, if available.  When market quotations are not readily available, securities are valued at fair value as determined by the Board.  The Board has developed and adopted procedures which specify the fair value methodology.  The Board also has procedures in place to monitor the policies and operations of third party providers of fair value prices.  Generally, the Fund does not price its shares on days during which the New York Stock Exchange ("NYSE") is closed for trading.  The NYSE is closed on weekends and most national holidays.

How to Purchase Shares of the Fund
To invest in the Fund, the minimum initial and subsequent investment amounts are $2,500 and $100, respectively.  However, if you are investing in an IRA, Coverdell Education Savings Account ("Coverdell ESA"), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively.  The Advisor may reduce or waive the minimum initial investment amount in some cases.

You may purchase shares of the Fund directly by check, by wire transfer of funds through a bank, or by electronic funds transfer via the Automated Clearing House ("ACH") network, as described below.  Additionally you may purchase shares through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents ("Brokers") authorized by the Fund to receive purchase orders.

By Mail
If you are making your first investment in the Fund, simply complete a new account application and mail it with a check (made payable to "Edgar Lomax Value Fund") to:

Edgar Lomax Value Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

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If you wish to send your account application and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, mail to the following address:

Edgar Lomax Value Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC (the "Transfer Agent") post office box, of new account applications, purchase requests or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent's office.

If you are making a subsequent investment, a stub is attached to the confirmation statement you will receive after each transaction.  Detach the Invest by Mail form from the statement and mail it to the Fund along with a check made payable to "Edgar Lomax Value Fund" in the envelope provided with your statement or to the address noted above.  Your account number should be written on the check.  If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

The Fund will not accept cash or money orders.  All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks or any conditional order or payment.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program.  As requested on the application, you must provide your full name, date of birth, social security number and permanent street address.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identities of the beneficial owners.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1‑866‑205‑0524 if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

By Wire
If you are making an initial investment in the Fund, the Transfer Agent must have previously received a completed new account application before you can send in your wire purchase.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once you have an established account, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, as well as your name and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

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U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  Edgar Lomax Value Fund
Shareholder Name (Account Title)
Shareholder Account Number

For all wired funds (whether new or subsequent purchase), we strongly recommend that you contact the Transfer Agent at 1-866-205-0524 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  It is essential that your bank include information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-866-205-0524.  Your bank may charge you a fee for sending a wire payment to the Fund.  Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Telephone Purchases
Existing shareholders may purchase additional shares of the Fund by calling 1-866-205-0524.  If you accepted telephone options on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House ("ACH") network.  Each order must be a minimum of $100 and you must have banking information established on your account prior to making a purchase.  If your order is received prior to 4 p.m. Eastern Time, your shares will be purchased at the NAV per share calculated on the day your order is placed.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been requested, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

You May Purchase Shares Through a Broker
You may be able to invest in, and redeem shares of, the Fund through a Broker if the Broker has made arrangements with the Fund's distributor.  The Broker is authorized by the Fund's principal underwriter to designate intermediaries to accept orders on the Fund's behalf.  The Broker or the authorized designee may place an order for you with the Fund and the Fund will be deemed to have received the order when the authorized Broker or authorized designee accepts the order.

The price you will pay will be the NAV per share which is next calculated after the acceptance of the order by the authorized Broker or the authorized designee.  A Broker may charge you a fee for placing your order. However, you can avoid paying such a fee by sending an account application and payment directly to the Fund.  The Broker may also hold the shares you purchase in its omnibus account, rather than in your name, in the records of the Transfer Agent.  The Advisor may reimburse the Broker for maintaining records of your account as well as for other services provided to you. See "Service Fees" below.

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Your Broker is responsible for sending your money to the Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the Broker promptly.

When is Money Invested in the Fund?
Any money received for investment in the Fund from an investor or Broker, whether sent by check or by wire, is invested at the NAV per share of the Fund which is next calculated after the money is received and accepted (assuming the check or wire correctly identifies the Fund and account). The NAV per share is calculated at the close of regular trading of the NYSE, normally 4:00 p.m., Eastern Time.  A check or wire received after the NYSE closes is invested at the next calculated NAV per share of the Fund.

Other Information
The Fund may waive the minimum investment requirements for purchases by certain group plans or retirement plans.  A $25 charge will be imposed, in addition to any loss sustained by the Fund, if a payment used to make an investment does not clear.  The Fund reserves the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes.  See the account application for more information about backup withholding.  The Fund is not required to issue share certificates.  All shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder.  The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund's portfolio, in lieu of cash.  Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1‑866‑205‑0524 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Retirement Plans and Coverdell ESAs
You may obtain prototype IRA or Coverdell ESA plans from the Fund.  Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic Investment Plan
After your initial investment of $1,000, you may make regular monthly or quarterly investments in the Fund through an Automatic Investment Plan ("AIP").  A check is automatically drawn on your personal checking or savings account for a predetermined amount (but not less than $100), as if you had written it directly.  To be eligible for the AIP, your financial institution must be a member of the ACH network.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current NAV per share.  This service can be selected on the new account application or requested in writing thereafter.  There is no charge by the Fund for this service, but a $25 fee will be imposed if your purchase does not clear.  The Fund may terminate or modify the AIP at any time.  Shareholders may terminate their participation by notifying the Transfer Agent in writing or by telephone no later than five calendar days before the next scheduled investment.

How to Redeem Shares of the Fund
You have the right to redeem (sell) all or any portion of your shares of the Fund at their next calculated NAV per share on each day the NYSE is open for trading.  As discussed below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Fund.  Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.

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The Fund expects to meet redemption requests, under both normal and stressed market conditions, from cash and cash equivalents on hand or that are raised from the sale of portfolio securities.  However, the Fund is unable to anticipate every unusual market or redemption circumstance and, thus, reserves the right to redeem in-kind. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund's net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Shareholders who receive a redemption-in-kind may incur costs to dispose of the securities they receive.

Due to the relatively high cost of maintaining smaller accounts, the shares in your account may be redeemed by the Fund, and the proceeds sent to you if, due to redemptions you have made, the total value of your account is reduced to less than $500.  This does not apply to retirement plans or other tax-deferred accounts. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 calendar days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

Please note that a redemption, under any circumstance or method (that is, cash or in-kind), may result in a gain or loss to you for federal and state income taxes.

Redemptions in Writing
You may redeem your shares by sending a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  If you have an IRA or other retirement plan, you must indicate on your written redemption requests whether or not to withhold federal income tax, generally 10%.  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  Certain redemptions require a signature guarantee (see below).  Send your redemption request to:

Edgar Lomax Value Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Signature Guarantees
A signature guarantee of each owner, from either a Medallion program member or non-Medallion program member, is required in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the 15 calendar days prior to redemption; and
•	For all redemptions greater than $100,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

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Shareholders redeeming their shares by mail should submit written instructions, and if applicable, a guarantee of their signature(s) by an eligible institution.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities associations, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program or the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

The Fund also requires a form of signature authentication for some non-financial transactions, such as establishing or modifying certain services on an account.  In such cases, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution will be accepted in lieu of a signature guarantee.

Redemption by Telephone
If you accepted telephone options on the new account application, you may redeem your shares (in amounts up to $100,000) by calling the Transfer Agent at 1-866-205-0524 before the close of trading on the NYSE which is generally 4:00 p.m., Eastern Time).  Redemption proceeds will be sent on the next business day by check to the address that appears on the Transfer Agent's records.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete account redemptions and share specific trades.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemption proceeds can also be sent via electronic funds transfer through the ACH network to a predetermined bank account.  There is no charge for the ACH option; however, credit may not be available in your bank account for two to three days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Shares held in IRA and retirement accounts may be redeemed by telephone at 1-866-205-0524.  Investors will be asked whether or not to withhold taxes from any distribution.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

By establishing telephone redemption privileges, you authorize the Fund and the Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0524 for instructions.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.

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Systematic Withdrawal Plan
The Fund offers a Systematic Withdrawal Plan ("SWP") whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month, calendar quarter or annually. If you have provided bank information, and your bank is a member of the ACH network, the amount may also be sent directly to your checking or savings account via electronic funds transfer. To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month, quarter or year is $50.  The SWP may be terminated or modified by the Fund at any time.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five calendar days before the next scheduled withdrawal.

What Price is Used for a Redemption?
The redemption price is the NAV per share of the Fund's shares, next determined after shares are validly tendered for redemption.  All signatures of account holders must be included in the request and a signature guarantee, if required, must also be included for the request to be valid.

When are Redemption Payments Made?
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your request in proper form.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission ("SEC").  If you purchased your shares by check (certified, cashier's, or otherwise) or electronic funds transfer through the ACH network, the Fund may delay payment of your redemption proceeds until your payment has cleared.

Redemptions through Brokers
The Fund may accept orders for the redemption of shares from a Broker on behalf of a Broker's customers.  The NAV per share for any such redemption would be that next calculated after receipt of the order by the Broker.  The Broker is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly.

Frequent Transactions and Market Timing
The Board of Trustees has adopted a market timing policy for the Fund which is designed to minimize the frequency and effect of market timing activities in the Fund.  Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders.  Please bear in mind that the Fund is not in a position to monitor all trading behavior (particularly within group or omnibus accounts maintained by financial intermediaries) and does not feel that the added costs of establishing a process to do so would benefit Fund shareholders.  However, consistent with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund and its financial intermediaries have agreed to share certain shareholder and trading information in omnibus accounts.  The Fund may close any account to new purchases when, in the opinion of the Fund, the trading activity is disruptive to the management of the Fund.  The Fund reserves the right, in its sole discretion, to identify trading activity as disruptive or abusive.  At all times, the Fund will act in the best interest of its long-term shareholders and will not knowingly accommodate market timers.

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

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The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund's shareholders.  The Advisor may also pay cash compensation in the form of finder's fees that vary depending on the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Other Distributions
Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional distribution of dividends or capital gains if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash and reinvest capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.  Dividends are taxable whether reinvested in additional shares or received in cash.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone in advance of the payment date of the distribution.

If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund's current NAV per share.  The Fund also reserves the right to reinvest all subsequent distributions.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-date by the amount of the distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

Taxes
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by tax law and satisfies certain other requirements that are described in the SAI.

The Fund typically makes distributions of dividends and capital gains.  Dividends are taxable to you as either ordinary income or, in some cases, as qualified dividend income, depending on the source of such income to the Fund and any holding period requirements.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividend and capital gain distributions in cash or reinvest them in additional Fund shares.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid the following January are taxable as if received in December.

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If you are an individual, ordinary income dividends that you receive from the Fund generally will be eligible for taxation at the rates currently applicable to long-term capital gains to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by taxable U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are taxed at long-term capital gains rates (currently a maximum federal rate of 20%) but are not otherwise treated as capital gains, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.

In addition, a 3.8% surtax generally applies to dividend income and net capital gains for tax payers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell your Fund shares, it is a taxable event for you.  Depending on the purchase and sale price of the shares you sell, you may have a gain or loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits the deductibility of capital losses in certain circumstances.

The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax.  In managing the Fund, the tax consequences of the Advisor's investment decisions is not of primary importance.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintain a correct address for each shareholder.  An incorrect address may cause a shareholder's account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder's account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements.  The shareholder's last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-866-205-0524 at least annually to ensure your account remains in active status.

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If you are a resident of the state of Texas, you may designate a representative to receive notices of "inactivity" prior to your mutual fund account assets being delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The S&P 500® Value Index is a market-value-weighted index of stocks in the S&P 500® Index which score highest based on an average of book-to-price ratio, sales-to-price ratio and earnings-to-price ratio, representing 50% of the total market value of the S&P 500® Index.

The Lipper Large-Cap Value Funds Index measures the performance of 30 of the largest funds in the large cap value category as tracked by Lipper, Inc. ("Lipper"). Lipper defines large-cap value funds as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. diversified equity large-cap floor.

The S&P 100® Index is an unmanaged capitalization-weighted sub-set of stocks from the S&P 500®  Index that measures the performance of large-cap U.S. companies.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
	Year Ended October 31,
	2017	2016	2015	2014	2013

Net asset value, beginning of year	$13.00	$13.95	$15.83	$13.77	$11.27

Income from investment operations:
Net investment income	0.36	0.30	0.33	0.26	0.25
Net realized and unrealized
gain/(loss) on investments	2.25	0.60	(0.56)	2.15	2.49

Total from investment operations	2.61	0.90	(0.23)	2.41	2.74

Less distributions:
From net investment income	(0.29)	(0.35)	(0.26)	(0.25)	(0.24)
From net realized gain on investments	(0.07)	(1.50)	(1.39)	(0.10)	‑‑‑
Total distributions	(0.36)	(1.85)	(1.65)	(0.35)	(0.24)

Net asset value, end of year	$15.25	$13.00	$13.95	$15.83	$13.77

Total return	20.43%	7.70%	-1.40%	17.94%	24.83%

Ratios/supplemental data:
Net assets, end of year (thousands)	$81,873	$77,809	$67,542	$63,035	$43,223

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.06%	1.27%	1.31%	1.33%	1.41%
After fees waived and expenses absorbed	0.50%	0.64%	0.63%	0.60%	0.76%

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.90%	1.73%	1.66%	1.28%	1.41%
After fees waived and expenses absorbed	2.46%	2.36%	2.34%	2.01%	2.06%

Portfolio turnover rate	37.01%	56.00%	48.69%	43.36%	32.36%

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EDGAR LOMAX VALUE FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker/dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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EDGAR LOMAX VALUE FUND
A Series of Advisors Series Trust

FOR MORE INFORMATION

The SAI includes more detail about the Fund and is incorporated by reference into this Prospectus.

The Fund's annual and semi-annual reports to shareholders (collectively, the "Shareholder Reports") contain additional information about the Fund's investments.  The annual report includes a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year.

The SAI and Shareholder Reports are available free of charge on the Fund's website at www.edgarlomax.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-205-0524 or by writing to:

Edgar Lomax Value Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
www.edgarlomax.com

The SAI, Shareholder Reports and other Fund information may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call (202) 551-8090 for information about its operations.

The SAI, Shareholder Reports and other Fund information are also available on the SEC's Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of the proper duplicating fees, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at the following e‑mail address: publicinfo@sec.gov.

The Trust's SEC File Number is 811-07959.

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EDGAR LOMAX VALUE FUND
Investor Class:  LOMAX
A series of Advisors Series Trust (the "Trust")

Statement of Additional Information

Dated February 28, 2018

This Statement of Additional Information ("SAI") is not a prospectus.  It should be read in conjunction with the Prospectus dated February 28, 2018, as may be amended from time to time, of the Edgar Lomax Value Fund (the "Fund").  The Edgar Lomax Company (the "Advisor") is the investment advisor to the Fund.  A copy of the Prospectus may be obtained on the Fund's website at www.edgarlomax.com, by contacting the Advisor at 5971 Kingstowne Village Parkway, Suite 240, Alexandria, Virginia 22315, or by telephone at 1-866-205-0524.

The Fund's financial statements for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Fund's annual report.  A copy of the annual report may be obtained without charge by calling the Fund, writing the Advisor at the address shown above or by visiting the Fund's website at www.edgarlomax.com.

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THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996.  The Trust's Agreement and Declaration of Trust (the "Declaration of Trust") permits the Trust's Board of Trustees (the "Board" or the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

Registration with the U.S. Securities and Exchange Commission ("SEC") does not involve supervision of the management or policies of the Fund.  The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC's website at www.sec.gov.

The Fund commenced operations on December 12, 1997.

INVESTMENT POLICIES

The discussion below supplements information contained in the Prospectus with respect to the investment policies of the Fund.

Diversification

Under applicable federal securities laws, the diversification of a mutual fund's holdings is measured at the time the Fund purchases a security.  This means that, as to 75% of the Fund's total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund's total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified mutual fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund's acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund's investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance.  Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value ("NAV"), and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

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Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.  The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.  In addition, economies and financial markets throughout the world are becoming increasingly interconnected.  As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected.

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities.  Common stocks, preferred stocks, convertible securities, rights and warrants are examples of equity securities in which the Fund may invest.   Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time (sometimes substantially).  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stock.  A common stock represents a proportionate share of the ownership of a company, and its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that, in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a fixed annual rate, though it is subject to the risk that the dividend can be changed or omitted by the issuer. Preferred stocks have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock's participation in the issuer's growth may be limited.

Convertible Securities, Rights and Warrants.  The Fund may invest in convertible securities, rights and warrants.  A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

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A right is a privilege allowing existing shareholders to buy shares of an issue of common stock shortly before it is offered to the public, at a specified and usually discounted price, and usually in proportion to the number of shares already owned.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Equity-Linked Derivatives.  The Fund may invest in shares of Standard & Poor's ("S&P") Depositary Receipts ("SPDRs"), which are considered Equity-Linked Derivatives.  Equity-Linked Derivatives are a type of derivative security, the performance of which is designed to correspond generally to the performance of a specified securities index or basket of securities, or to a single stock.  SPDRs are designed to follow the performance of the S&P 500® Index.  Because the price of SPDRs is correlated to a diversified portfolio, they are subject to the risk that the general level of stock prices may decline or that the underlying index declines.    In addition, because SPDRs will continue to be traded even when trading is halted in component stocks of the underlying index, price quotations for these securities may, at times, be based upon non-current price information with respect to some or even all of the stocks in the underlying index.  The Fund's ability to redeem its shares of SPDRs may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the SPDRs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.  There is a risk that this instrument may terminate due to extraordinary events that may cause any of its service providers, such as the trustee or sponsor, to close or otherwise fail to perform their obligations.  Also, because this instrument is granted a license by agreement to use the index as a basis for determining its composition and/or otherwise to use certain trade names, it may terminate if such license agreement is terminated.

Short-Term Investments.  The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers (see "Non-U.S. Investments" below). Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Investment Company Securities.  The Fund may invest in shares of other investment companies or mutual funds, including exchange-traded funds ("ETFs").  For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes.  The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund, or its affiliated persons, as a whole.  The Fund may invest unlimited amounts in money market funds for management of its daily cash position, subject to certain conditions.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

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The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund's shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. ("FINRA") applicable to a fund of funds (e.g, 8.5%).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds – ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund's investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund's investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  ETFs that seek to replicate a particular benchmark index are subject to "tracking risk" which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.  Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Government Obligations.  The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

In September 2008, the Federal Housing Finance Agency ("FHFA") was appointed to be the Conservator of the FHLMC and the FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity's obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

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Non-U.S. Investments.  The Fund may invest in securities of non-U.S. issuers ("foreign securities"), provided that they are publicly traded in the United States.

Depositary Receipts.  Depositary Receipts ("DRs") include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through "sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility generally is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

•
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

•
Taxes. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.  Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.

Brexit.  On June 23, 2016, the United Kingdom voted via referendum to leave the European Union ("EU"), which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty.  It is expected that the United Kingdom's exit from the EU will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw.  However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU.  During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, and countries whose economies rely on international trade.  Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.  These developments could have a material effect on the secondary market for securities in which the Fund invests and could result in reduced liquidity.

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Repurchase Agreements. The Fund may enter into repurchase agreements with respect to the securities in its portfolio. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian (the "Custodian") or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements.  The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis.  In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment.  It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective.  Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction.  If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.  When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

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The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Illiquid and Restricted Securities.  The Fund may hold up to 15% of its net assets in securities that are illiquid.  The Advisor will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.

There are generally no restrictions on the Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the "Securities Act")), except to the extent such securities may be considered illiquid.  These securities are sometimes referred to as private placements.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper").  Securities issued pursuant to Rule 144A of the Securities Act ("Rule 144A securities") and 4(2) Paper will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization ("NRSRO") (if unrated, an analysis similar to that which would be performed by an NRSRO is performed); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, whether there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Special Risks Related to Cyber Security.  The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund's NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund's investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

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INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities as defined in the 1940 Act.  Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund is diversified, as described on page B-2. The Fund's investment objectives are also fundamental.

As a matter of fundamental policy, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (not including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity futures contracts;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

The Fund observes the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

2.
Hold more than 15% of its net assets in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board to be liquid);

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3.	Sell securities short;

4.	Make loans of securities; or

5.
Notwithstanding fundamental restriction 1 above, borrow money, except from banks for temporary or emergency purposes, and in amounts not to exceed 5% of net assets, and subject to the further restriction that no additional investment in securities will be made while any such loan is outstanding.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions, generally resulting in larger taxable distributions to shareholders.  The following table provides the portfolio turnover rate for the past two fiscal years.

Portfolio Turnover During Fiscal Years Ended October 31,
2017	2016
37.01%	56.00%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintain portfolio holdings disclosure policies (the "Disclosure Policies") that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These Disclosure Policies have been approved by the Board.  Disclosure of the Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.  The Fund also discloses on its website at www.edgarlomax.com the Fund's complete portfolio holdings at the end of each calendar quarter with a 15-day lag and the Fund's top ten holdings at the end of each month with a 7-day lag.

From time to time, rating and ranking organizations such as S&P and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose such information at the end of the most recent calendar quarter, with a lag of at least 15 days.  In addition, the Trust, the Advisor, or its designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times, and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment programs, and (3) the recipient will not provide third-party access to this information.

In addition, the Fund's administrator, accountant, Custodian and transfer agent may receive portfolio holdings information in connection with their services to the Fund.  In no event shall the Advisor, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

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The furnishing of non-public portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Chief Compliance Officer of the Trust.  The Chief Compliance Officer or designated officers of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders.  No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, administrator, Custodian and transfer agent, each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objective and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships or trusteeships held during the past five years are listed in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 71) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since March 2017.	Retired; formerly Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
George J. Rebhan (age 83) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board and Trustee	Indefinite term; since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee from 1999 to 2009, E*TRADE Funds.
Joe D. Redwine(4) (age 70) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2018.	Retired; formerly, President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to July 2017); Manager, U.S. Bancorp Fund Services, LLC (1998 to July 2017).	1	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
Raymond B. Woolson (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	1
Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 15 portfolios), DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present; Independent Trustee, DoubleLine Equity Funds from 2010 to 2016.

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Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Douglas G. Hess (age 50) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 56) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin J. Hayden (age 46) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Michael L. Ceccato (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC and Vice President, U.S. Bank N.A. (February 2008 to present).
Emily R. Enslow, Esq. (age 31) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term; since December 2017.	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 to July 2013).
*
Under the Trust's Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").
(2)
As of January 31, 2018, the Trust was comprised of 41 active portfolios managed by unaffiliated investment advisors.  The term "Fund Complex" applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

(3)
"Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

(4)	Mr. Redwine became an Independent Trustee on January 1, 2018. Previously he was an Interested Trustee.

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Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust's investment advisors, distributor, administrator, Custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisors, distributor, administrator, Custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust's day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust's operations.  The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal "Board Meetings" which are typically held quarterly, in person, and involve the Board's review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal "Board Meetings," to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust's investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, Governance Committee and a Qualified Legal Compliance Committee (the "QLCC"), which are discussed in greater detail under "Board Committees," below.  Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment advisor in the Trust or with its principal underwriter.  However, prior to January 1, 2018, Mr. Redwine was an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC, the principal underwriter to the series of the Trust.  Therefore, until the Board has determined otherwise, for all items which require the vote of a majority of the Independent Trustees under the 1940 Act, the vote of at least three of the following Trustees is required: Ms. Duree, Mr. Mertens, Mr. Rebhan, and/or Mr. Woolson (the "Supermajority Trustees").Each of the Audit Committee, Nominating Committee, Governance Committee and QLCC are comprised entirely of the Supermajority Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the administrator who routinely interacts with the unaffiliated investment advisors of the Trust and comprehensively manages the operational aspects of the funds in the Trust.  The Trust has appointed George J. Rebhan, an Independent Trustee, as Chairman of the Board, and he acts as a liaison with the Trust's service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the administrator's duties with the Trust.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board's leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Governance Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust's independent public accounting firm to discuss, among other things, the internal control structure of the Trust's financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee's Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills ("Trustee Attributes") appropriate to their continued service as Trustees of the Trust in light of the Trust's business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a 'self-assessment' wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust's Audit Committee Financial Expert.

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David G. Mertens.  Mr. Mertens has over 30 years of financial industry experience, including serving as Managing Director and Vice President of Jensen Investment Management, Inc. ("Jensen") from 2002 to 2017.  Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment advisor.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

Raymond B. Woolson.  Mr. Woolson has served on a number mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products.  Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, "PricewaterhouseCoopers" or "PWC") where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Governance Committee.  There is no assurance, however, that the Board's committee structure will prevent or mitigate risks in actual practice.  The Trust's committee structure is specifically not intended or designed to prevent or mitigate each fund's investment risks.  Each fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Supermajority Trustees.  Ms. Duree is the chairperson of the Audit Committee.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.  The Audit Committee met once during the Fund's last fiscal year with respect to the Fund.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the "issuer attorneys").  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially "up the ladder" to other entities).  The QLCC meets as needed and did not meet with respect to the Fund during the Fund's last fiscal year.

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The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Supermajority Trustees.  Mr. Mertens is the Chairman of the Nominating Committee.  During the Fund's last fiscal year, the Nominating Committee met twice with respect to the Fund.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust's By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Governance Committee is comprised of all of the Supermajority Trustees.  Mr. Woolson is the Chairman of the Governance Committee.  The Governance Committee meets regularly with respect to the various series of the Trust.  The Governance Committee is responsible for, among other things, assisting the Board in its oversight of the Trust's compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees' annual "self-assessment." The Governance Committee was created in September 2017. The Governance Committee did not meet during the Fund's fiscal year ended October 31, 2017.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the administrator's staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests
No Trustees owned shares of the Fund as of the calendar year ended December 31, 2017.

As of December 31, 2017, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the distributor, as defined below, or an affiliate of the Advisor or distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the distributor or any affiliate thereof was a party.

Compensation.  Effective January 1, 2018, the Independent Trustees each receive an annual retainer of $90,000 allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The Trust Chair, chair of the Audit Committee, chair of the Nominating Committee and chair of the Governance Committee, each receive a separate annual fee of $10,000, $5,000, $3,000 and $3,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

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Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended October 31, 2017.

	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
Gail S. Duree	$2,516	None	None	$2,516
David G. Mertens(2)	$1,837	None	None	$1,837
George J. Rebhan	$2,623	None	None	$2,623
George T. Wofford(3)	$573	None	None	$573
Raymond B. Woolson	$2,410	None	None	$2,410
Joe D. Redwine(4)	None	None	None	None
(1)
There are currently numerous series comprising the Trust.  The term "Fund Complex" refers only to the Fund.  For the Fund's fiscal year ended October 31, 2017, aggregate Independent Trustees' fees for the Trust were $467,000.

(2)	Mr. Mertens became an Independent Trustee on March 3, 2017.
(3)	Mr. Wofford retired from the Trust effective March 8, 2017.
(4)
Mr. Redwine became an Independent Trustee on January 1, 2018.  Previously he was an Interested Trustee and therefore did not receive compensation from the Fund.  Mr. Redwine will begin to receive compensation as an Independent Trustee on July 1, 2018 .

CODE OF ETHICS

The Trust, the Advisor and the distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, access persons of the Advisor and distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the "Proxy Policies") on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board's continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor's Proxy Voting Policies and Procedures ("Advisor's Proxy Policies") and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted proxy policies which underscore the Advisor's concern that all proxy voting decisions be made in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor.  The Advisor's Proxy Policies are intended to serve as a guideline and to further the economic value of each security held by the Fund.  The Advisor's Chief Compliance Officer or designee will review the Advisor's Proxy Policies and update them as necessary.  Each proxy will be considered individually, after a review of the following: i) the Advisor's Proxy Policies; ii) the written analysis and recommendation of an independent third party proxy service, currently Institutional Shareholder Services, Inc. ("ISS"); and iii) the recommended vote of the subject corporation's management.

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Where a proxy proposal raises a material conflict between the Advisor's interests and the Fund's interests, the Advisor will resolve the conflict by following the recommendation of ISS.

The Trust is required to annually file Form N-PX, which lists the Fund's complete proxy voting record for the 12-month period ending June 30.  The Fund's proxy voting record is available without charge, upon request, by calling toll-free 1‑866‑205‑0524 and on the SEC's website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.  For control persons only, if a control person is a company, the table also indicates the control person's parent, if any, and the jurisdiction under the laws of which the control person is organized.  As of January 31, 2018, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
The Edgar Lomax Company* 5971 Kingstowne Village Parkway Suite 240 Alexandria, VA 22315	N/A	DE	33.77%	Record
DC Plus Model Portfolios 777 N. Capitol St. NE Washington, DC 20002-2439	N/A	N/A	18.28%	Record
Nationwide Investment Services Corp. P.O Box 182029 Columbus, OH 43218-2029	N/A	N/A	15.16%	Record
State Street Bank & Trust Company 1200 Crown Colony Quincy, MA 02169-0938	N/A	N/A	11.97%	Record
Voya Retirement Insurance and Annuity Company One Orange Way Windsor, CT 06095-4773	N/A	N/A	6.77%	Record
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310-1995	N/A	N/A	5.06%	Record
* Control person of the Fund.

Management Ownership Information. As of January 31, 2018, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

THE FUND'S INVESTMENT ADVISOR

The Edgar Lomax Company, 5971 Kingstowne Village Parkway, Suite 240, Alexandria, VA 22315, serves as the Fund's investment advisor.  Subject to the supervision of the Board, investment management and related services are provided by the Advisor, pursuant to an investment advisory agreement (the "Advisory Agreement") between the Trust and the Advisor.  Randall R. Eley controls the Advisor through his ownership (over 50% of the Advisor).  Mr. Eley is also the President and a director of the Advisor, as well as a portfolio manager of the Fund.

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Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the Fund's investment objective, policies and restrictions as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Board may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code of 1986, as amended (the "Code"), and other applicable law.

Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Board; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Board such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust.  Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Board may desire and reasonably request.

With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Prospectus, SAI, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Advisor.

As compensation for its services, the Fund pays the Advisor a management fee at the rate specified in the Prospectus.  In addition to the fees payable to the Advisor, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its Custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

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Though the Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion of its management fees payable to it by the Fund and/or pay Fund expenses (excluding acquired fund fees and expenses, taxes, interest and extraordinary expenses) in order to limit the Fund's aggregate annual operating expenses to the limit set forth in the fees and expense table contained in the Prospectus (the "expense cap") through at least February 27, 2019.  The term of the Fund's operating expense limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.  This recoupment may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account the recoupment) does not exceed the expense cap.  In addition to the contractual expense cap, the Advisor has voluntarily agreed to waive a portion of its management fee, as described in the Prospectus, depending upon Fund investment performance.

Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Advisory Agreement, if not terminated, will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval1, and (ii) by the Board or by vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days' written notice to the Advisor.  The Advisory Agreement also may be terminated by the Advisor on 60 days' written notice to the Trust.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

	Management Fees For Fiscal Years Ended October 31,
	2017	2016	2015
Management Fees Accrued	$482,161	$560,032	$545,448
Management Fees Waived (contractual waiver)	$257,469	$220,859	$238,323
Management Fees Waived (voluntary waiver)	$74,708	$146,497	$116,805
Net Management Fees Paid to Advisor	$149,984	$192,676	$190,320

1 Until the Board has determined otherwise, the vote of at least three of the Supermajority Trustees is required.

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THE FUND'S PORTFOLIO MANAGERS

Randall R. Eley and Phillip A. Titzer are responsible for the day-to-day management of the Fund's investment portfolio.  The following table shows the number of other accounts managed (not including the Fund) by Mr. Eley and Mr. Titzer and the total assets in the accounts managed within various categories as of October 31, 2017.

Mr. Eley and Mr. Titzer
Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets	Number of Accounts with Management Fee Based on Performance	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	40	$1.38 billion	0	$0

Material Conflict of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

All large-cap value equity accounts are managed with the same investment style, and client/Fund portfolios are substantially similar.  With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time.  The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, there is not expected to be a conflict in fulfilling investment opportunities.

Compensation. The portfolio managers receive a fixed annual salary in cash.  The portfolio managers' salaries are comparable to other managers that manage similar type funds.  Both portfolio managers receive an annual bonus related to Advisor profitability.  Mr. Eley participates in a deferred compensation plan on a voluntary basis.  The portfolio managers also participate in a retirement plan in the form of a 401(k) profit sharing plan.  Upon meeting certain tenure requirements, all employees of the Advisor are awarded stock options in The Edgar Lomax Company.

Securities Owned in the Fund by Portfolio Managers.  As of October 31, 2017, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Randall R. Eley	$50,001 - $100,000
Phillip A. Titzer	$100,001 - $500,000

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THE FUND'S SERVICE PROVIDERS

Fund Administrator.  Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC (the "Administrator") acts as administrator for the Fund.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations including those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Fund; monitoring the Fund's compliance with the Fund's investment objective and restrictions; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days' written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.  Additionally, the Administrator provides Chief Compliance Officer Services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is charged to the Fund and approved by the Board annually.

Administration Fees Paid During Fiscal Years Ended October 31,
	2017	2016	2015
U.S. Bancorp Fund Services, LLC	$149,165	$130,088	$127,271

Custodian and Transfer Agent.  U.S. Bank National Association, located at Custody Operations, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Fund, holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  U.S. Bancorp Fund Services, LLC also acts as the Fund's accountant and transfer and dividend disbursing agent ("Transfer Agent").  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian, Distributor, Transfer Agent, and Administrator are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Sub-Accounting Service Fees
In addition to the fees that the Fund may pay to the Transfer Agent, the Board has authorized the Fund to pay service fees, at the annual rate of up to 0.15% of applicable average net assets or $20 per account, to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency, recordkeeping (collectively, "sub-accounting services") and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents.  Any sub-accounting fees paid by the Fund are included in the total amount of "Other Expenses" listed in the Fund's Fees and Expenses table in the Prospectus.

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The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

Independent Registered Public Accounting Firm and Legal Counsel.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund, whose services include auditing the Fund's financial statements and the performance of related tax services.

Schiff Hardin LLP ("Schiff Hardin"), 666 Fifth Avenue, Suite 1700, New York, New York 10103, is counsel to the Fund.  Schiff Hardin also serves as independent legal counsel to the Board.

Distributor.  The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 ("Quasar" or the "Distributor"), pursuant to which Quasar acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares.  The Fund engages in a continuous offering of its shares.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party.2  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board , including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker‑dealers will be used to execute the Fund's portfolio transactions.  Purchases and sales of securities in the over‑the‑counter market will be executed directly with a "market‑maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker‑dealers who sell shares of the Fund subject to rules adopted by FINRA.

2 Until the Board has determined otherwise, the vote of at least three of the Supermajority Trustees is required.
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While it is the Advisor's general policy to seek best execution to obtain the most favorable price and execution available, in selecting a broker‑dealer to execute portfolio transactions for the Fund, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker‑dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  Brokerage and research services include, but are not limited to, publications, analyses, and reports concerning issuers, industries, securities, economic factors and trends.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker‑dealer.  The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.  The Board will review quarterly the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not place securities transactions through brokers as compensation for selling shares of the Fund, but broker‑dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

Aggregate Brokerage Commissions Paid during Fiscal Years Ended October 31,
2017	2016	2015
$37,564	$58,679	$49,548

The table below indicates the portion of the Fund's aggregate brokerage for fiscal year ended October 31, 2017 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.
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Fiscal Year Ended October 31, 2017
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$17,953,957	$10,193

The Fund may invest in the securities of its regular broker/dealers who have executed trades for the Fund.   During the fiscal year ended October 31, 2017, the Fund did not own securities of its regular broker/dealers.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares. The public offering price of Fund shares is the NAV per share. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's NAV per share, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally, 4:00 p.m., Eastern Time.

The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Washington's Birthday/Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund's shares and (ii) reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund.  The Advisor may reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

How to Sell Shares.  You can sell your Fund shares any day the NYSE is open for regular trading.  The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact the Transfer Agent at 1-866-205-0524 for details.  Certain redemption requests require a signature guarantee as described in the Prospectus.

Delivery of Redemption Proceeds.  Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone Redemptions.  Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Information section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

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The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The telephone redemption privilege may be modified or terminated without notice.

Redemptions-In-Kind.  The Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.  The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Automatic Investment Plan.  As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund.  The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund's shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m., Eastern Time) each day that the NYSE is open for business.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation ("Nasdaq") Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent sales price.

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Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code, and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions.  The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long‑term capital gains for each taxable year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to federal income or excise taxes in any year.  However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes in all periods.  If the Fund does not qualify as a regulated investment company, it will be subject to tax on its net income as a regular corporation.  To avoid the nondeductible 4% Federal excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12‑month period ending on October 31 of such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund or by its shareholders paid no federal income tax.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund's total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund's investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund's net tax-exempt interest, if any.

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Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.  Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset capital gain income of the Fund in future years.

Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends‑received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund's investment policies, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends‑received deduction for corporate shareholders.  However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt‑financed or are held for less than 46 days.

Long‑term capital gain distributions are taxable to shareholders as long‑term capital gains regardless of the length of time a shareholder held his or her Fund shares.  Capital gain distributions are not eligible for qualified dividend income treatment or the dividends‑received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions generally are taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long‑term capital loss to the extent of any amounts treated as distributions of long‑term capital gains during such six‑month period.  Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains, as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to backup withholding of federal income tax (currently at the rate of 28%) in the case of non‑exempt shareholders who fail to furnish the Fund with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the backup withholding provisions are applicable, any such distributions and proceeds, whether received in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's ultimate federal income tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

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The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.

The Foreign Account Tax Compliance Act ("FATCA").  A 30% withholding tax on the Fund's distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a "foreign financial institution," it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a "foreign financial institution," it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required:  (i) generally with respect to distributions from the Fund; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations.  Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any federal, state, local or foreign taxation.  No rulings with respect to tax matters of the Fund will be sought from the Internal Revenue Service.  Schiff Hardin has expressed no opinion in respect of the tax information in the Prospectus and the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

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Any dividend or distribution paid by the Fund reduces the Fund's NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Such distributions will be taxable whether received in additional shares of the Fund or cash.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act").  In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders annually.

The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates and no stock certificates have been issued for the Fund.

The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

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With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable.  Fund shares have no pre‑emptive or conversion rights.  Shares, when issued, are fully paid and non‑assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal year ended October 31, 2017, is a separate document supplied upon request and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

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APPENDIX

SHORT-TERM RATINGS

Standard & Poor's Short-Term Issue Credit Ratings

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1" – A short-term obligation rated "A-1" is rated in the highest category and indicates that the obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" – A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" – A short-term obligation rated "A-3" exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" – A short-term obligation rated "B" is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

"C" – A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

Table of Contents - Statement of Additional Information

"D" – A short-term obligation rated "D" is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the "D" rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation's rating is lowered to "D" if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor's issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer's foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody's Short-Term Debt Ratings

Short-Term Ratings

Moody's Investors Service ("Moody's") short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

"P-1" – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

"P-2" – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

"P-3" – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

"NP" – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Table of Contents - Statement of Additional Information

PART C
(Edgar Lomax Value Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated September 26, 1997, was previously filed with Post-Effective Amendment No. 279 to the Registration Statement on Form N-1A on February 24, 2009, and is incorporated herein by reference.

(i)
Amendment No. 1 dated June 7, 1999, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 260 to the Registration Statement on Form N-1A on February 28, 2008, and is incorporated herein by reference.

(ii)
Amendment No. 2 dated March 1, 2005, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 279 to the Registration Statement on Form N-1A on February 24, 2009, and is incorporated herein by reference.

(iii)
Amendment No. 3 dated January 1, 2017, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 757 to the Registration Statement on Form N-1A on January 24, 2017, and is incorporated herein by reference.

(iv) Amendment No. 4 dated November 1, 2017 – filed herewith.

(e)
Distribution Agreement dated May 10, 2007, was previously filed with Post-Effective Amendment No. 260 to the Registration Statement on Form N-1A on February 28, 2008, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated January 1, 2001, was previously filed with Post-Effective Amendment No. 279 to the Registration Statement on Form N-1A on February 24, 2009, and is incorporated herein by reference.

(A)
Amendment No. 1 dated November 1, 2004, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 279 to the Registration Statement on Form N-1A on February 24, 2009, and is incorporated herein by reference.

(B)
Amendment No. 2 dated March 1, 2005, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 279 to the Registration Statement on Form N-1A on February 24, 2009, and is incorporated herein by reference.

(C)
Amendment No. 3 dated June 1, 2005, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 279 to the Registration Statement on Form N-1A on February 24, 2009, and is incorporated herein by reference.

(D)
Amendment No. 4 dated January 1, 2014, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 571 to the Registration Statement on Form N-1A on February 25, 2014, and is incorporated herein by reference.

(E)
Amendment No. 5 dated January 1, 2017, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 757 to the Registration Statement on Form N-1A on January 24, 2017, and is incorporated herein by reference.

(v)	Powers of Attorney.

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(C)
Power of Attorney (Woolson) dated January 15, 2016, was previously filed with Post-Effective Amendment No. 698 to the Trust’s Registration Statement on Form N-1A on February 12, 2016, and is incorporated herein by reference.

(D)
Power of Attorney (Mertens) dated March 9, 2017, was previously filed with the Post-Effective Amendment No. 766 to the Trust’s Registration Statement on Form N-1A on March 27, 2017, and is incorporated herein by reference.

(i)
Legal Opinion dated March 11, 1998, was previously filed with Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A on March 19, 1998, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant and Advisor dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-19358), dated December 20, 2017.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LKCM Funds
Aegis Funds	LoCorr Investment Trust
Allied Asset Advisors Funds	Lord Asset Management Trust
Alpha Architect ETF Trust	MainGate Trust
Alpine Equity Trust	Managed Portfolio Series
Alpine Income Trust	Manager Directed Portfolios
Alpine Series Trust	Matrix Advisors Fund Trust
Amplify ETF Trust	Matrix Advisors Value Fund, Inc.
Angel Oak Funds Trust	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Equity Income Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Brookfield Investment Funds	Oaktree Funds
Brown Advisory Funds	Permanent Portfolio Family of Funds
Buffalo Funds	Perritt Funds, Inc.
CG Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Rainier Investment Management Mutual Funds
FundX Investment Trust	RBB Fund, Inc.
Glenmede Fund, Inc.	RBC Funds Trust
Glenmede Portfolios	Series Portfolio Trust
GoodHaven Funds Trust	Sims Total Return Fund, Inc.
Greenspring Fund, Inc.	Stone Ridge Trust
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.

Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers
Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds
Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	The Edgar Lomax Company 5971 Kingstowne Village Parkway, Suite 240 Alexandria, VA 22315
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable

.
SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 818 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 818 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of February, 2018.

ADVISORS SERIES TRUST

By: /s/ Douglas G. Hess
      Douglas G. Hess
      President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 818 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	February 26, 2018
Gail S. Duree

David G. Mertens*	Trustee	February 26, 2018
David G. Mertens

George Rebhan*	Trustee	February 26, 2018
George Rebhan

Raymond B. Woolson*	Trustee	February 26, 2018
Raymond B. Woolson

Joe D. Redwine*	Trustee	February 26, 2018
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal	February 26, 2018
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President, Chief Executive Officer	February 26, 2018
Douglas G. Hess	and Principal Executive Officer

*By: /s/ Douglas G. Hess		February 26, 2018
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment No.4 to the Investment Advisory Agreement	EX.99.d.iv
Consent of Independent Registered Public Accounting Firm	EX.99.j